Consolidated Statements of Financial Condition (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Financial Condition [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	5,134,249	4,811,611
Common Stock, Shares, Outstanding	5,092,048	4,767,656
Treasury Stock, Shares	42,201	43,955